Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

February 18, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 223

(File No. 333-208402) (CIK# 1659662)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on February 17, 2016.

Very truly yours,

Smart Trust 223

By: Hennion & Walsh, Inc.

By	/s/ KEVIN D. MAHN
Kevin D. Mahn
Authorized Signatory